VESSELS UNDER FINANCE LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Vessels Under Finance Leases [Abstract]
Changes in right-of-use assets and lease liabilities	Our right of use assets for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	198,405	3,844	—	3,079	205,328
Additions	3,545	—	27,607	—	31,152
Amortization	(16,159)	(1,041)	(2,190)	(419)	(19,809)
Impact of modification of operating leases	(161,818)	—	—	—	(161,818)
December 31, 2019	23,973	2,803	25,417	2,660	54,853
Our lease obligations for long-term operating leases were as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	Admiral Schmidt and Vitus Bering Leases	Office Leases	Total
Balance at January 1, 2019 on adoption of ASC 842	185,816	9,567	—	3,079	198,462
Additions	—	—	27,607	—	27,607
Repayments	(18,949)	(2,343)	(2,190)	(419)	(23,901)
Impact of modification of operating leases	(145,797)	—	—	—	(145,797)
Foreign exchange translation	—	—	—	16	16
December 31, 2019	21,070	7,224	25,417	2,676	56,387
Current portion	2,511	2,478	8,953	435	14,377
Non-current portion	18,559	4,746	16,464	2,241	42,010
Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2017	2,061
Depreciation	(896)
Balance at December 31, 2018	1,165
Impact of modification of operating leases	193,717
Depreciation	(895)
Balance at December 31, 2019	193,987

Our lease obligations for our finance leases were as follows:

(in thousands of $)	SFL Leases	Golden Eclipse Lease	Total
Balance at January 1, 2019	—	7,435	7,435
Repayments	—	(5,650)	(5,650)
Impact of modification of operating leases	166,923	—	166,923
December 31, 2019	166,923	1,785	168,708
Current portion	15,717	1,785	17,502
Non-current portion	151,206	—	151,206

Schedule of outstanding obligations under finance leases
The outstanding obligations under finance leases at December 31, 2019 are payable as follows:

(in thousands of $)
2020	27,496
2021	32,236
2022	29,057
2023	24,481
2024	24,550
Thereafter	76,091
Minimum lease payments	213,911
Less: imputed interest	(45,203)
Present value of obligations under finance leases	168,708

Schedule of purchase options
As of December 31, 2019, we had the following purchase options:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Eight SFL Capesize leases, en-bloc purchase option	2025	112,000
Golden Eclipse	April 2020	33,550